UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22870
(Investment Company Act file number)

Stone Ridge Trust II
(Exact name of registrant as specified in charter)

405 Lexington Avenue, 55th Floor
New York, New York 10174
(Address of principal executive offices) (Zip code)

Stone Ridge Trust II
405 Lexington Avenue, 55th Floor
New York, New York 10174
 (Name and address of agent for service)

1-855-609-3680
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
Schedule of Investments as of July 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value
EVENT LINKED BONDS - 14.8%
FINANCIAL SERVICES - 14.8%
Global - 3.0%
IBRD Re 2014-1
6.500%, 06/07/2017 (a)(b)(c)	$5,000,000	$4,984,500
Kilimanjaro Re 2014-1 Class B
4.520%, 04/30/2018 (a)(b)(c)	14,504,000	14,398,846
Loma Re 2013-1 A
9.770%, 01/08/2018 (a)(b)(c)	335,000	341,616
Loma Re 2013-1 B
12.020%, 01/08/2018 (a)(b)(c)	1,005,000	1,029,120
Loma Re 2013-1 C
17.020%, 01/08/2018 (a)(b)(c)	1,739,000	1,764,563
Market Re 2014-4 Class A
8.000%, 07/15/2016 (a)(b)(c)	2,802,000	2,811,807
Market Re 2014-4 Class B
8.000%, 07/15/2016 (a)(b)(c)	1,019,000	1,022,567
Venterra Re 2013-1 A
3.770%, 01/09/2017 (a)(b)(c)	2,154,000	2,205,373
		28,558,392
United States - 11.8%
Alamo Re
6.370%, 06/07/2017 (a)(b)(c)	892,000	900,965
Armor Re
4.020%, 12/15/2016 (a)(b)(c)	1,000,000	987,100
Citrus Re 2014-1
4.270%, 04/18/2017 (a)(b)(c)	7,410,000	7,306,630
Citrus Re 2014-2
3.770%, 04/24/2017 (a)(b)(c)	1,483,000	1,462,238
East Lane Re VI
2.770%, 03/14/2018 (a)(b)(c)	14,443,000	14,272,573
Everglades Re 2014
7.520%, 04/28/2017 (a)(b)(c)	17,758,000	17,868,100
Gator Re 2014
6.520%, 01/09/2017 (a)(b)(c)	13,724,000	13,649,890
Kilimanjaro Re 2014-1 Class A
4.770%, 04/30/2018 (a)(b)(c)	9,740,000	9,721,494
Residential Re 2014-1 10
15.020%, 06/06/2018 (a)(b)(c)	10,338,000	10,310,087
Residential Re 2014-1 13
3.520%, 06/06/2018 (a)(b)(c)	2,859,000	2,861,716
Riverfront Re 2014
4.020%, 01/06/2017 (a)(b)(c)	4,522,000	4,446,483
Sanders Re 2014-1 D
3.920%, 05/28/2019 (a)(b)(c)	21,295,000	21,069,273
Sanders Re 2014-2
3.920%, 06/07/2017 (a)(b)(c)	4,927,000	4,894,482
Skyline Re 2014-1 A
14.020%, 01/23/2017 (a)(b)(c)	2,166,000	2,209,320
		111,960,351
TOTAL EVENT LINKED BONDS (Cost $141,115,000)		140,518,743

PARTICIPATION NOTES (QUOTA SHARES) - 1.9%
FINANCIAL SERVICES - 1.9%
Global - 1.9%
Eden Re 2014-1
04/21/2017 (a)(d)(e)(Cost: $6,250,000; Acquisition Date: 12/31/2013)	6,250,000	6,702,411
Silverton Re 2014-1
09/16/2016 (a)(d)(e)(Cost: $10,175,000; Acquisition Date: 12/18/2013)	10,000,000	11,563,367
TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $16,425,000)		18,265,778

	Shares
PREFERENCE SHARES (QUOTA SHARES) - 76.8%
FINANCIAL SERVICES - 76.8%
Canada - 2.1%
Awosting (Kane Segregated Account Company) (a)(e)(Cost: $20,236,028; Acquisition Date: 12/27/2013)	100	19,770,446
Global - 63.1%
Acadia (Kane Segregated Account Company) (a)(d)(e)(Cost: $51,881,538; Acquisition Date: 12/27/2013)	100	52,670,710
Altair Re II (a)(d)(e)(Cost: $25,000,000; Acquisition Date: 12/27/2013)	25,000,000	26,032,500
Axis Ventures Re Cell 0001 Class A (a)(d)(e)(Cost: $50,000,000; Acquisition Date: 12/30/2013)	500,000	53,329,343
Biscayne (Kane Segregated Account Company) (a)(d)(e)(Cost: $28,710,347; Acquisition Date: 04/30/2014)	29,293	29,200,933
Carlsbad (Kane Segregated Account Company) (a)(d)(e)(Cost: $100; Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Kane Segregated Account Company) (a)(e)(Cost: $20,050,576; Acquisition Date: 04/28/2014)	20,051	19,350,177
Carpathian (Kane Segregated Account Company) (a)(d)(e)(Cost: $15,646,064; Acquisition Date: 02/06/2014)	15,646	16,293,168
Decker (Kane Segregated Account Company) (a)(d)(e)(Cost: $18,870,785; Acquisition Date: 12/26/2013)	100	21,341,418
Hudson Alexander (Mt. Logan Re) (a)(d)(e)(Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	42,060,455
Hudson Charles (Mt. Logan Re) (a)(d)(e)(Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	31,753,596
Hudson Charles 2 (Mt. Logan Re) (a)(d)(e)(Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	8,850,481
Hudson Charles 3 (Mt. Logan Re) (a)(d)(e)(Cost: $14,650,000; Acquisition Date: 06/19/2014)	14,650	14,943,159
Hudson Paul (Mt. Logan Re) (a)(d)(e)(Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	32,882,609
Hudson Paul 3 (Mt. Logan Re) (a)(d)(e)(Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	8,760,724
Innsbruck (Kane Segregated Account Company) (a)(d)(e)(Cost: $23,690,670; Acquisition Date: 02/18/2014)	23,691	24,198,140
Leggett 1 (Kane Segregated Account Company) (a)(d)(e)(Cost: $25,671,804; Acquisition Date: 12/27/2013)	100	26,616,830
Leggett 2 (Kane Segregated Account Company) (a)(d)(e)(Cost: $25,225,438; Acquisition Date: 12/27/2013)	100	26,071,359
Minnewaska (Kane Segregated Account Company) (a)(d)(e)(Cost: $10,046,063; Acquisition Date: 05/30/2014)	10,046	10,225,383
Mohonk (Kane Segregated Account Company) (a)(d)(e)(Cost: $75,061,438; Acquisition Date: 12/24/2013)	100	82,890,954
Mulholland (Kane Segregated Account Company) (a)(d)(e)(Cost: $15,028,722; Acquisition Date: 12/26/2013)	100	17,076,322
Skytop (Kane Segregated Account Company) (a)(d)(e)(Cost: $13,791,625; Acquisition Date: 01/09/2014)	100	15,237,874
Victoria (Kane Segregated Account Company) (a)(d)(e)(Cost: $4,800,502; Acquisition Date: 01/30/2014)	4,801	3,595,424
Yellowstone (Kane Segregated Account Company) (a)(d)(e)(Cost: $33,061,438; Acquisition Date: 01/08/2014)	100	35,066,919
		598,448,578
United States - 11.6%
Bayswater (Kane Segregated Account Company) (a)(d)(e)(Cost: $26,899,465; Acquisition Date: 06/16/2014)	26,899	27,297,609
Latigo (Kane Segregated Account Company) (a)(d)(e)(Cost: $25,059,282; Acquisition Date: 01/06/2014)	100	26,154,392
Marbletown (Kane Segregated Account Company) (a)(e)(Cost: $6,267,238; Acquisition Date: 04/29/2014)	6,267	6,273,372
Rondout (Kane Segregated Account Company) (a)(d)(e)(Cost: $50,046,063; Acquisition Date: 06/19/2014)	50,046	50,884,656
		110,610,029
TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $696,626,186)		728,829,053

PRIVATE FUND UNITS - 4.6%
FINANCIAL SERVICES - 4.6%
Global - 4.6%
Aeolus Property Catastrophe Keystone Fund (a)(d)(e)(Cost: $12,500,000; Acquisition Date: 01/01/2014)	12,500	13,456,831
Aeolus Property Catastrophe Midyear Keystone Fund (a)(d)(e)(Cost: $30,000,000; Acquisition Date: 05/23/2014)	30,000	30,481,580
TOTAL PRIVATE FUND UNITS (Cost $42,500,000)		43,938,411

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (f)	3,531,145	3,531,145
First American Government Obligations Fund - Class Z - 0.01% (f)	3,531,145	3,531,145
First American Prime Obligations Fund - Class Z - 0.02% (f)	3,531,144	3,531,144
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (f)	3,531,144	3,531,144
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (f)	3,531,144	3,531,144
TOTAL SHORT-TERM INVESTMENTS (Cost $17,655,722)		17,655,722

TOTAL INVESTMENTS (Cost $914,321,908) - 100.0%		949,207,707
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(393,779)
TOTAL NET ASSETS - 100.0%		$948,813,928

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $931,551,985. Foreign concentration is as follows: Bermuda: 94.8%, Cayman Islands: 2.9% and Suprnational: 0.5%.
(b)
Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $140,518,743 which represented 14.8% of net assets.

(c)	Variable rate security. The rate shown is as of July 31, 2014.
(d)	Non-income producing security.
(e)	Security is restricted to resale. The aggregate value of these securities at July 31, 2014 was $791,033,242 which represented 83.4% of net assets.
(f)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows:

Stone Ridge Reinsurance Risk Premium Interval Fund
Cost of Investments	$914,321,908
Gross unrealized appreciation	$38,298,338
Gross unrealized depreciation	(3,412,539)
Net unrealized appreciation	$34,885,799

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Fund’s shares, investments in open-end mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the pricing agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds), or similar restricted securities including Participation Notes and Preference Shares (Quota Shares) and private fund units are valued using average firm bids from at least two independent brokers  or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Advisor will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Adviser Valuation Committee may deem the indicative price or firm bid as reasonable. Event-linked bonds and similar restricted securities are valued on a weekly basis and on the last business day of each month. The Advisor monitors event-linked bonds daily for significant events that could affect the value of these investments.

For the purpose of determining the fair value, the Committee may use a variety of valuation methodologies, including, but not limited to: i) mathematical techniques that refer to the prices of similar or related securities; ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; iii) a multiple of earnings; iv) a discount from the market value of a similar freely-traded security; v) the yield to maturity of debt securities; vi) broker indications or single broker bids provided that such indications or bids not be sole basis for valuation determination); vii) mathematical models developed by independent third parties; or viii) any combination of the aforementioned.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were no transfers between Levels during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following tables summarize the inputs used to value the Fund’s investments as of July 31, 2014.

Description	Level 1	Level 2	Level 3	Total

Stone Ridge Reinsurance Risk Premium Interval Fund
Assets
Event-Linked Bonds
Global	$-	$19,739,518	$8,818,874	$28,558,392
United States	-	109,751,031	2,209,320	111,960,351
Total Event-Linked Bonds	-	129,490,549	11,028,194	140,518,743
Participation Notes (Quota Shares) (1)	-	-	18,265,778	18,265,778
Preference Shares (Quota Shares) (1)	-	-	728,829,053	728,829,053
Private Fund Units (1)	-	-	43,938,411	43,938,411
Money Market Funds	17,655,722	-	-	17,655,722
Total Assets	$17,655,722	$129,490,549	$802,061,436	$949,207,707

(1) For further security characteristics, see the Funds' Schedules of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	Stone Ridge Reinsurance Risk Premium Interval Fund
	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Private Fund Units
Beginning Balance (1)	$-	$-	$-	$-
Acquisitions	10,987,000	16,425,000	696,626,186	42,500,000
Dispositions	-	-	-	-
Realized gains	-	-	-	-
Realized losses	-	-	-	-
Change in unrealized appreciation (depreciation)	41,194	1,840,778	32,202,867	1,438,411
Transfers in/(out) of Level 3	-	-	-	-
Ending Balance - July 31, 2014	$11,028,194	$18,265,778	$728,829,053	$43,938,411

(1) Inception Date was December 10, 2013.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2014.

Reinsurance Risk Premium Interval Fund
Type of Security	Fair Value at 7/31/14	Valuation Techniques	Unobservable Inputs	Range
Event-Linked Bonds Financial Services	$11,028,194	Indicative bids	Non-public broker quotations	99.69 - 102
Participation Notes (Quota Shares) Financial Services	$18,265,778	Insurance industry loss model	Losses and anticipated losses versus premiums earned	107.24 – 115.63
Preference Shares (Quota Shares) Financial Services	$45,802,946	Indicative bids	Non-public broker quotations	1.0413 – 215,567.05
	$683,026,107	Insurance industry loss model	Losses and anticipated losses versus premiums earned	1 – 828,909.54
Private Fund Units Financial Services	$43,938,411	Insurance industry loss model	Losses and anticipated losses versus premiums earned	1,016.05 – 1,076.55

Unobservable inputs including original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota shares are monitored daily for significant events that could affect the value of the instruments.

The Fund did not hold any derivative instruments during the period ended July 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stone Ridge Trust II

By (Signature and Title) /s/ Ross Stevens
 Ross Stevens, President

Date   9/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ross Stevens
   Ross Stevens, President

Date   9/29/2014

By (Signature and Title)* /s/ Patrick Kelly
   Patrick Kelly, Treasurer

Date   9/29/2014

* Print the name and title of each signing officer under his or her signature.